Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Pension And Other Postretirement Employee Benefits (OPEB) Plans [Abstract]
Projected benefit obligations	$ 3,035	$ 3,379
Accumulated benefit obligations	2,944	3,260
Plan assets	$ 2,085	$ 2,454